Net Revenues, Based On Geographic Location Of Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net revenue	$ 2,157,813	$ 2,509,347	$ 1,098,038
Mainland China
Segment Reporting Information [Line Items]
Net revenue	833,387	858,988	274,019
Europe excluding Germany
Segment Reporting Information [Line Items]
Net revenue	437,616	380,339	57,944
Asia Pacific excluding mainland China and Taiwan
Segment Reporting Information [Line Items]
Net revenue	320,285	306,072	198,484
Taiwan
Segment Reporting Information [Line Items]
Net revenue	251,040	260,100	354,126
Germany
Segment Reporting Information [Line Items]
Net revenue	181,915	512,464	165,891
North America
Segment Reporting Information [Line Items]
Net revenue	$ 133,570	$ 191,384	$ 47,574